Share-Based Compensation (Stock Option Activity) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds From Stock Options Exercised	$ 34	$ 7	$ 67	$ 14	$ 15
Intrinsic Value of Stock Options Exercised			31	4	4
Tax Benefit Related to Stock Options Exercised			$ 10	$ 1	$ 1